Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables	$ 43,813	$ 29,720
Accrued bonuses and other compensation-related liabilities	36,379	30,460
Sales tax payable	8,007	10,358
Interest payable	458	262
Due to processors	6,923	6,497
Due to merchants not related to segregated funds	20,076	14,991
Other accrued liabilities	9,877	9,560
Trade and other current payables	$ 125,533	$ 101,848